Consolidated Statements of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and Deposits in Banks	$ 172,332,578	$ 196,175,043
Cash	26,624,503	38,373,382
Central Bank of Argentina	106,641,108	75,463,152
Other Local and Foreign Entities	39,060,541	82,330,566
Other	6,426	7,943
Debt Securities at fair value through profit or loss	32,406,588	82,991,433
Derivative Financial Instruments	1,296	1,493,533
Repo transactions	31,405,801	59,503,764
Other financial assets	35,139,862	28,507,279
Loans and other financing	352,361,088	388,555,757
Non-financial Public Sector	2,375,900	5,455,960
Other Financial Entities	1,510,255	2,754,079
Non-financial Private Sector and Foreign Residents	348,474,933	380,345,718
Other Debt Securities	285,976,607	315,647,532
Financial Assets delivered as guarantee	17,964,257	21,573,120
Current income tax assets	543,439
Equity Instruments at fair value through profit or loss	3,781,006	7,876,588
Investment in associates and joint arrangements	489,504	307,777
Property, plant and equipment	52,872,223	51,877,880
Intangible Assets	8,404,279	7,704,151
Deferred Income Tax Assets	47,791	95,379
Other Non-financial Assets	2,331,623	3,369,096
Non-current assets held for sale	3,241,521	3,408,537
TOTAL ASSETS	999,299,463	1,169,086,869
LIABILITIES
Deposits	588,850,704	737,714,203
Non-financial Public Sector	56,402,528	111,040,851
Financial Sector	961,192	1,051,180
Non-financial Private Sector and Foreign Residents	531,486,984	625,622,172
Liabilities at fair value through profit or loss	1,627,732
Derivative Financial Instruments	2,532	347
Repo Transactions	0	933,682
Other Financial Liabilities	67,935,119	74,287,265
Financing received from the Central Bank of Argentina and other financial institutions	437,726	1,387,310
Issued Corporate Bonds	2,990,809	7,436,745
Current Income Tax Liabilities	351,297	7,766,436
Subordinated Corporate Bonds	41,974,169	51,773,419
Provisions	1,653,557	1,978,115
Deferred Income Tax Liabilities	6,247,221	11,242,317
Other Non-financial Liabilities	47,591,152	45,821,301
TOTAL LIABILITIES	759,662,018	940,341,140
SHAREHOLDERS' EQUITY
Capital Stock	639,413	639,413
Non-capital contributions	12,429,781	12,429,781
Adjustments to Shareholders' Equity	82,601,146	82,601,146
Earnings Reserved	185,054,451	228,987,116
Unappropriated Retained Earnings	(66,878,747)	(137,048,780)
Accumulated Other Comprehensive Income	2,880,982	1,656,448
Net Income for the fiscal year	22,872,537	39,477,783
Net Shareholders' Equity attributable to controlling interest	239,599,563	228,742,907
Net Shareholders' Equity attributable to non-controlling interests	37,882	2,822
TOTAL SHAREHOLDERS' EQUITY	239,637,445	228,745,729
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 999,299,463	$ 1,169,086,869